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APPENDIX  I
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM PLEASE PRINT OR TYPE

                                                  ----------------------------
                                                          OMB APPROVAL
                                                  ----------------------------
                                                  OMB NUMBER: 3235-0456
                                                  EXPIRES: AUGUST 31, 2000
                                                  ESTIMATED AVERAGE BURDEN
                                                  HOURS PER RESPONSE......1
                                                  ----------------------------

1. Name and address of issuer:

STAGECOACH FUNDS, INC.
111 CENTER STREET
LITTLE ROCK, AR 72201

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the
   issuer, check the box but do not list series or classes):            [ ]

California Tax-Free Bond Fund Class A
California Tax-Free Bond Fund Class B
California Tax-Free Bond Fund Class C
California Tax-Free Bond Fund Institutional Class
Index Allocation Fund Class A
Index Allocation Fund Class B
Index Allocation Fund Class C
Overland Express Sweep Fund
Short-Term Government-Corporate Income Fund
Short-Term Municipal Income Fund
Strategic Growth Fund Class A
Strategic Growth Fund Class B
Strategic Growth Fund Class C
U.S. Government Income Fund Class A
U.S. Government Income Fund Class B
U.S. Government Income Fund Class C
U.S. Government Income Fund Institutional Class
Variable Rate Government Fund Class A
Variable Rate Government Fund Class C

3. Investment Company Act File Number:   811-6419
   Securities Act File Number: 33-42927

4(a). Last day of fiscal year for which this notice is filed:

12/31/1997

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instructions A-2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.



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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                                $ 7,386,414,245
                                                                          ---------------

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:       $ 5,950,191,344
                                                         ---------------

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to
            the Commission:                              $             0
                                                         ---------------

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii):                                  $ 5,950,191,344
                                                                          ---------------

     (v)    Net sales -- if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                              $ 1,436,222,901
                                                                          ---------------

     (vi)   Redemption credits available for use in
            future years -- if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:                                  $           0
                                                         -------------

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                                    x      0.000295
                                                                          ---------------

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee
            is due):                                                        =$ 423,685.76
                                                                            =============


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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.


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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                          +$
                                                                          -------------


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8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                          =$ 423,685.76
                                                                          =============


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9.   Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:     3/26/98


          Method of Delivery:

                            [X]  Wire Transfer
                            [ ]  Mail or other means


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                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



   By (Signature and Title)*       /s/ ANN M. BONSTEEL, ASST. SECRETARY
                                   --------------------------------------------
                                    Ann M. Bonsteel, Asst. Secretary
                                   --------------------------------------------


   Date    3/27/98
        ------------------

 *Please print the name and title of the signing officer below the signature.